Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,105	$ 2,089	$ 1,654
Less: accumulated depreciation and amortization	(1,051)	(896)	(650)
Property and equipment, net	1,054	1,193	1,004
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	184	184	184
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	459	443	390
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	60	60	60
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	975	975	1,020
Capitalized internal-use software costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 427	$ 427	$ 0